Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 108,488	$ 33,412	$ 40,813
Restricted cash		97,126	104,814
Accounts receivable, net of allowance for doubtful accounts	38,286	32,678	36,917
Receivables from affiliates		11,181	8,261
Assets held for sale		7,332
Deferred tax assets	5,665
Other current assets	10,925	17,087	10,097
Total Current Assets	163,364	198,816	200,902
Property and equipment, net of accumulated depreciation	2,857,128	2,761,457	2,940,128
Intangible assets, net of accumulated amortization	179,768	179,486	180,913
Deferred costs, net of accumulated amortization	29,318	10,153	11,407
Restricted cash		6,900	8,593
Deferred tax assets		3,008	3,090
Other non-current assets	11,527	10,014	11,287
Total non-current assets	3,077,741	2,971,018	3,155,418
Total assets	3,241,105	3,169,834	3,356,320
Current liabilities:
Current portion of long-term debt	19,450	2,720,286	61,292
Accounts payable	23,038	30,490	33,784
Payable to affiliates	1,022
Accrued expenses and other liabilities	70,700	53,571	53,381
Accrued payroll and employee benefits	31,925	26,302	29,867
Accrued real estate taxes	23,582	19,577	20,002
Total Current Liabilities	169,717	2,850,226	198,326
Long-term debt	1,910,756		2,838,673
Other long-term liabilities	19,425	13,947	15,489
Deferred tax liabilities	342,689	408	447
Total liabilities	2,442,587	2,864,581	3,052,935
Commitments and Contingencies
Equity:
Preferred Stock, $0.01 par value; 100,000,000 shares authorized and none outstanding as of September 30, 2014
Common Stock, $0.01 par value; 2,000,000,000 shares authorized as of September 30, 2014, 130,778,665 shares issued and 130,722,563 shares outstanding as of September 30, 2014	1,307
Additional paid-in-capital	1,111,410
Accumulated deficit	(316,890)
Treasury stock at cost, 56,102 shares as of September 30, 2014	(943)
Accumulated other comprehensive income	582
Members' equity		319,096	315,255
Noncontrolling interests	3,052	(13,843)	(11,870)
Total Equity	798,518	305,253	303,385
Total Liabilities and Equity	$ 3,241,105	$ 3,169,834	$ 3,356,320